Fixed assets - Property, plant and equipment - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Net book value of property, plant and equipment in the opening balance	€ 27,693	€ 26,665	€ 25,912
IFRS 16 transition impact (1)	(574)
Net book value of property, plant and equipment - including IFRS 16 transition impact	27,119	26,665	25,912
Acquisitions of property, plant and equipment	6,181	5,883	5,677
Impact of changes in the scope of consolidation	(52)	63	0
Disposals and retirements	(164)	(44)	(35)
Depreciation and amortization, property, plant and equipment	(4,838)	(4,791)	(4,708)
Impairment	(15)	(39)	(135)
Translation adjustment	115	(27)	(44)
Reclassifications and other items	78	(17)	(2)
Net book value of property, plant and equipment in the closing balance	28,423	27,693	26,665
Finance leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions of property, plant and equipment		136	43
Financed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions of property, plant and equipment	144
Depreciation and amortization, property, plant and equipment	(14)
Fixed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation and amortization, property, plant and equipment	€ (4,824)	€ (4,791)	€ (4,708)